RETIREMENT-RELATED BENEFITS - Contributions, Defined Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans, Including Multi-employer Plans | Non-U.S.
Pension Contributions
Estimated cash contributions to the defined benefit plans in next fiscal year	$ 400
Pension Plans | Non-U.S.
Pension Contributions
Contributions by employer to defined benefit plans	368	$ 464
Contributions by employer - Cash	192	169
Contributions by employer - Noncash	176	295
Multi-employer Plans
Pension Contributions
Cash contribution by employer to non-U.S. multi-employer plans	40	43
Nonpension Postretirement Plans
Pension Contributions
Contributions by employer to defined benefit plans	394	305
Contributions by employer - Cash		80
Contributions by employer - Noncash	394	225
Excess cash transferred to the Active Employee Medical Trust	70
Nonpension Postretirement Plans | U.S.
Pension Contributions
Contributions by employer to defined benefit plans	394	305
Nonpension Postretirement Plans | Non-U.S.
Pension Contributions
Contributions by employer to defined benefit plans	$ 0	$ 0